FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2020
Financial assets
Cash and short-term investments	$251,359	$251,359	$251,359	$0	$0
Investment securities held-to-maturity	131,687	136,698	0	136,698	0
Other investments	133,198	133,198	837	122,953	9,408
Loans and leases	9,725,291	9,743,497	0	0	9,743,497
Accrued interest receivable	50,903	50,903	0	13,221	37,682

Financial liabilities
Deposits	12,232,003	12,238,058	0	12,238,058	0
Short-term borrowings	166,594	166,594	166,594	0	0
Long-term debt	776,202	774,674	0	774,674	0
Accrued interest payable	6,240	6,240	14	6,226	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2019
Financial assets
Cash and short-term investments	$257,639	$257,639	$257,639	$0	$0
Investment securities held-to-maturity	142,862	142,821	0	142,821	0
Other investments	125,020	125,020	699	123,821	500
Loans and leases	9,144,015	9,134,215	0	0	9,134,215
Accrued interest receivable	39,591	39,591	0	12,743	26,848

Financial liabilities
Deposits	10,210,229	10,209,790	0	10,209,790	0
Short-term borrowings	1,316,181	1,316,181	1,316,181	0	0
Long-term debt	414,376	414,937	0	414,937	0
Accrued interest payable	13,671	13,671	1,899	11,772	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis, including those for which we elected the fair value option, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2020
Assets
Investment securities available-for-sale	$103	$3,383,902	$40,575	$3,424,580
Loans held for sale	0	41,103	0	41,103
Interest rate derivative contracts	0	185,032	0	185,032
Foreign exchange derivative contracts	0	87,615	0	87,615
Total	$103	$3,697,652	$40,575	$3,738,330

Liabilities
Interest rate derivative contracts	$0	$186,124	$0	$186,124
Foreign exchange derivative contracts	0	87,615	0	87,615
Total	$0	$273,739	$0	$273,739

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2019
Assets
Investment securities available-for-sale	$100	$2,842,794	$9,190	$2,852,084
Loans held for sale	0	13,680	0	13,680
Interest rate derivative contracts	0	73,558	0	73,558
Foreign exchange derivative contracts	0	39,172	0	39,172
Total	$100	$2,969,204	$9,190	$2,978,494

Liabilities
Interest rate derivative contracts	$0	$73,750	$0	$73,750
Foreign exchange derivative contracts	0	39,172	0	39,172
Total	$0	$112,922	$0	$112,922

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020.

(dollars in thousands)	December 31, 2020	December 31, 2019
Beginning balance	$9,190	$14,715
Accretion (amortization)	1	(552)
Increase (decrease) in fair value	(17)	30
Purchases (settlements)	31,401	(5,003)
Ending balance	$40,575	$9,190

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2020
Assets
Collateral dependent loans
Commercial	$0	$0	$25,367
Commercial real estate	0	0	6,432

OREO	0	0	54

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2019
Assets
Collateral dependent loans
Commercial	$0	$0	$8,710
Commercial real estate	0	0	558

OREO	0	0	1,088